Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Schedule of accounts receivable, net
Accounts receivable	$ 423,220	$ 387,025	$ 356,148
Less: Reserve for future chargebacks	(37,850)	(39,724)	(36,129)
Total accounts receivable, net	$ 385,370	$ 347,301	$ 320,019